Called up share capital and other equity instruments - Called up share capital and share premium (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	$ 10,319
Shares issued under HSBC employee share plans	434	$ 478	$ 450
Shares issued in lieu of dividends		2,687	1,494
Issued capital at end of period	10,347	10,319
Share premium account	14,277	13,959
Total equity	$ 204,995	$ 192,668	$ 194,249	$ 196,224
Ordinary shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	20,638,524,545	20,360,841,496
Shares issued under HSBC employee share plans (in shares)	55,096,555	71,588,032
Shares issued in lieu of dividends (in shares)	0	341,872,011
Less: Shares repurchased and cancelled (in shares)	0	(135,776,994)
Number of shares outstanding ending balance (in shares)	20,693,621,100	20,638,524,545	20,360,841,496
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	$ 10,319	$ 10,180
Shares issued under HSBC employee share plans	28	36
Shares issued in lieu of dividends	0	171
Less: Shares repurchased and cancelled	0	(68)
Issued capital at end of period	$ 10,347	$ 10,319	$ 10,180
Preference shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	1,450,000
Number of shares outstanding ending balance (in shares)	1,450,000	1,450,000
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	$ 0
Issued capital at end of period	0	$ 0
Called up share capital and share premium
Reconciliation of Issued Capital [Roll Forward]
Total equity	$ 24,624	$ 24,278	$ 23,789	20,337
Treasury shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	432,108,782	379,926,645
Number of shares outstanding ending balance (in shares)	509,825,249	432,108,782	379,926,645
HSBC Holdings
Reconciliation of Issued Capital [Roll Forward]
Issued capital at beginning of period	$ 10,319
Shares issued in lieu of dividends		$ 2,687	$ 1,494
Issued capital at end of period	10,347	10,319
Share premium account	14,277	13,959
Total equity	$ 146,800	$ 145,044	$ 147,353	$ 104,677
HSBC Holdings | Treasury shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding ending balance (in shares)	326,191,804	326,503,319
Number of shares outstanding ending balance (in shares)	326,766,253	326,191,804	326,503,319
Reconciliation of Issued Capital [Roll Forward]
Total equity	$ 2,521	$ 2,543	$ 2,546
Number of shares outstanding, buyback program (in shares)	325,273,407